Commitments and Contingencies (Details) - Schedule of capital expenditure commitments	Jun. 30, 2021 USD ($)
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	$ 804,992	[1]
Operating lease commitments	403,656	[2]
Total	1,208,648
Less than 1 year [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	368,175	[1]
Operating lease commitments	362,233	[2]
Total	730,408
1-3 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	436,817	[1]
Operating lease commitments	41,423	[2]
Total	478,240
4-5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments		[2]
Total
More than 5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments		[2]
Total

[1]	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.
[2]	The Company has leased offices and various low value items with various lease terms.